UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	February 1, 2021 to February 28, 2021

Commission File Number of issuing entity:	333-206176-01, 333-181466, 333-229815-01

Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-206176, 333-181466-01, 333-229815
Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building S, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Series 2016-2, Class A	☐	☐	☒	___________
Series 2016-2, Class B	☐	☐	☒	___________
Series 2016-2, Class C	☐	☐	☒	___________
Series 2017-2, Class A	☐	☐	☒	___________
Series 2017-2, Class B	☐	☐	☒	___________
Series 2017-2, Class C	☐	☐	☒	___________
Series 2018-1, Class A	☐	☐	☒	___________
Series 2018-1, Class B	☐	☐	☒	___________
Series 2018-1, Class C	☐	☐	☒	___________
Series 2018-2, Class A	☐	☐	☒	___________
Series 2018-2, Class B	☐	☐	☒	___________
Series 2018-2, Class C	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, and 99.4.

Trust Performance1

	Feb 2021	Jan 2021	Dec 2020	3-Month Avg
Gross Trust Yield	26.77%	27.11%	26.52%	26.80%
Gross Charge-Off Rate	3.91%	3.33%	3.50%	3.58%
Gross Charge-Off Rate Excluding Fraud	3.78%	3.21%	3.36%	3.45%
Net Charge-Off Rate Excluding Fraud	3.04%	2.60%	2.69%	2.78%
Trust Excess Spread Percentage	19.38%	20.34%	19.57%	19.76%
Payment Rate	17.15%	20.27%	19.79%	19.07%

Delinquency Data
1-29 Days Delinquent	2.18%	1.77%	2.15%	2.03%
30-59 Days Delinquent	0.51%	0.53%	0.56%	0.54%
60-89 Days Delinquent	0.41%	0.42%	0.41%	0.41%
90-119 Days Delinquent	0.38%	0.37%	0.38%	0.37%
120-149 Days Delinquent	0.33%	0.36%	0.30%	0.33%
150-179 Days Delinquent	0.32%	0.27%	0.21%	0.27%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$7.1	$7.5	$7.4	$7.4

1In accordance with its credit and collection policies, in 2020 the Servicer granted forbearances to certain accounts in connection with the COVID-19 pandemic.  Generally, those accounts receiving forbearance relief did not advance to the next delinquency cycle, including eventually to charge-off, in the same timeframe that would have occurred had the forbearance relief not been granted.  Thus, delinquency and charge-off data set forth in this Form 10-D and in the Monthly Noteholder's Statements relating to the March 2021 Payment Date reflect the impact from the amount of forbearances granted in connection with the COVID-19 pandemic.

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2020	2021
January	28	28
February	26	28
March	30	29
April	28	27
May	28	28
June	28	29
July	28	25
August	28	30
September	29	28
October	25	28
November	30	28
December	28	28

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by Synchrony Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period February 1, 2021 through February 28, 2021. The most recent Form ABS-15G filed by the Securitizer was filed on February 11, 2021. The CIK number of the Securitizer is 0001226006.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II - Other Information

ITEM 2 – Legal Proceedings.

ITEM 3 – Sales of Securities and Use of Proceeds.

Issuance and Unregistered Sale of Series 2021-VFN1 Notes. On February 17, 2021, Synchrony Credit Card Master Note Trust issued the Series 2021-VFN1 Class A Asset Backed Notes (the “2021-VFN1 Notes”) in reliance upon an exemption from registration under the Securities Act of 1933, as amended. The initial principal amount of the 2021-VFN1 Notes was $0, which amount may be increased and decreased from time to time, up to a maximum principal amount of $500,000,000. The 2021-VFN1 Notes will be sold at par value for cash, with no applicable underwriting discounts or commissions. The 2021-VFN1 Notes have an expected maturity date of February 15, 2023, which may be extended from time to time. Interest to be paid on the 2021-VFN1 Notes will be a floating rate.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits

(a)     The exhibits listed below are filed as a part of this report.

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for March 15, 2021 Payment Date.

99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2017-2, for March 15, 2021 Payment Date.

99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2018-1, for March 15, 2021 Payment Date.

99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2018-2, for March 15, 2021 Payment Date.

(b)     See (a) above for the exhibits filed in response to Item 601 of Regulations S-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: March 15, 2021	By:	/s/ Chris Coffey
Name: Chris Coffey
Title: Vice President